Commitments and Contingencies (Details Narrative) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Dynagas LTD | Master Agreement [Member]
Defined Benefit Plan Disclosure [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Estimated commission payable over the minimum contractual charter revenues	$ 11,111
Related Party Transaction, Terms and Manner of Settlement	Management fees for the period from January 1, 2023 to the date of the expiration of the agreements on December 31, 2030, adjusted for the 3% annual inflation in accordance with the terms of the Management Agreements
Estimated management fees	$ 56,854
Two Time Charters [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessor Operating Lease Nature Of Lease Payments	escalating
Renewal term of Time charter contract	three consecutive periods of five years
Another Two Time Charters [Member]
Defined Benefit Plan Disclosure [Line Items]
Lessor Operating Lease Nature Of Lease Payments	time charters contain both fixed lease and variable lease payments